Other Results Of Operations Information (Tables)	12 Months Ended
Dec. 31, 2011
Other Results Of Operations Information [Abstract]
Schedule Of Investment And Other Income

	2011	2010	2009

Interest on fixed maturity investments	$30,996	$22,148	$26,784
Dividend income	18,359	3,654	3,944
Other investment income	608	1,153	1,349
Income related to Fortescue's Pilbara project (see Note 6)	214,455	149,257	66,079
Gain on sale of Las Cruces	–	383,369	–
Gain on forgiveness of debt	81,848	–	–
Gains on sale of real estate and other assets, net of costs	2,115	2,559	12,767
Income related to settlement of insurance claims	–	106	5,272
Gain related to lawsuits and other settlements	141	3,446	10,453
Gain on buyback of debt	–	–	6,693
Government grants reimbursement	5,366	11,143	–
Rental income	11,126	12,417	14,149
Winery revenues	38,161	23,569	20,735
Other	27,836	36,525	39,675
	$431,011	$649,346	$207,900